HOTEL OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2024
HOTEL OPERATING COSTS.
Schedule of hotel operating costs

	Six Months Ended
	June 30,
	2023	2024
Rents	2,139	2,177
Utilities	341	341
Personnel costs	2,167	2,562
Depreciation and amortization	678	634
Consumable, food and beverage	613	620
Others	794	962
Total	6,732	7,296